Note 11 - Intangible Assets	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]

11.      Intangible assets

The following table summarizes the gross value, accumulated amortization and net carrying value of the Company’s indefinite life and finite life intangible assets:

	Gross
	carrying	Accumulated
December 31, 2023	amount	amortization	Net
Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	23,408	-	23,408
	$52,608	$-	$52,608
Finite life intangible assets:
Customer lists and relationships	$707,355	$218,435	$488,920
Investment management contracts	591,826	181,653	410,173
Mortgage servicing rights ("MSRs")	188,489	84,058	104,431
Trademarks and trade names	27,563	7,486	20,077
Management contracts and other	13,893	10,547	3,346
Backlog	6,349	5,433	916
	$1,535,475	$507,612	$1,027,863
	$1,588,083	$507,612	$1,080,471

	Gross
	carrying	Accumulated
December 31, 2022	amount	amortization	Net
Indefinite life intangible assets:
Licenses	$29,200	$-	$29,200
Trademarks and trade names	23,285	-	23,285
	$52,485	$-	$52,485
Finite life intangible assets:
Customer lists and relationships	$695,007	$187,743	$507,264
Investment management contracts	589,885	126,904	462,981
Mortgage servicing rights ("MSRs")	170,213	65,771	104,442
Trademarks and trade names	27,702	4,389	23,313
Management contracts and other	15,426	10,635	4,791
Backlog	8,299	3,665	4,634
	$1,506,532	$399,107	$1,107,425
	$1,559,017	$399,107	$1,159,910

The MSR assets are evaluated quarterly for impairment by stratifying the servicing portfolio according to predominant risk characteristics, primarily investor type and interest rate. An impairment is recorded if the carrying value of an individual stratum exceeds its estimated fair value. There was no impairment recorded for the twelve-month period ended December 31, 2023, or 2022.

The following table summarizes activity related to the Company’s mortgage servicing rights for the year ended December 31, 2023:

	2023	2022
Balance, January 1	$104,442	$106,423
Additions, following the sale of loan	18,276	22,335
Amortization	(14,833)	(14,943)
Prepayments and write-offs	(3,454)	(9,373)
Balance, December 31	$104,431	$104,442

During the year ended December 31, 2023, the Company acquired the following intangible assets:

		Estimated
		weighted
		average
		amortization
	Amount	period (years)
Finite life intangible assets:
Customer lists and relationships	$38,061	9.9
Trademarks and trade names - finite life	481	2.0
Customer backlog	6,670	0.7
Other	627	4.4
	$45,839	8.4

The table above includes $1,272 related to assets acquired that do not constitute a business under GAAP.

The following is the estimated future expense for amortization of the finite life intangible assets for each of the next five years and thereafter:

For the year ended December 31,	MSRs	Other Intangibles	Total
2024	$12,540	$114,023	$126,563
2025	11,402	103,800	115,202
2026	10,783	103,107	113,890
2027	10,047	93,671	103,718
2028	9,426	87,599	97,025
Thereafter	50,233	421,232	471,465
	$104,431	$923,432	$1,027,863